Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,410,000
Previously Paid Amount
Total Fee Amount	1
Total Offset Amount
Net Fee	$ 0
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A